Cover	Jul. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2022
Entity File Number	001-37564
Entity Registrant Name	BOXLIGHT CORPORATION
Entity Central Index Key	0001624512
Entity Tax Identification Number	46-4116523
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	BOXLIGHT CORPORATION
Entity Address, Address Line Two	2750 Premier Parkway, Suite 900
Entity Address, City or Town	Duluth
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30097
City Area Code	678
Local Phone Number	367-0809
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.0001 per share
Trading Symbol	BOXL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false